Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Additional deferred revenue	$ 152,828
Potentially dilutive shares outstanding	262,930,295	68,247,452
Revenues recognized	$ 353,547
Deferred revenue	138,812	$ 262,465
Allowance for doubtful accounts	22,000	21,000
Contract asset balance [Member]
Deferred revenue	66,022	$ 143,088
Deferred revenues outstanding [Member]
Revenues recognized	$ 303,406